UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 40.0% of net assets
U.S. Government Agency Debt 34.5%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.42%		04/02/18	200,000	200,001
		1.44%		04/24/18	100,000	99,913
		1.46%		04/24/18	100,000	99,911
FEDERAL HOME LOAN BANKS		1.37%		04/02/18	1,500,000	1,499,943
		1.42%		04/04/18	3,500,000	3,499,724
		1.21%		04/06/18	250,000	249,967
		1.41%		04/06/18	1,050,000	1,049,836
		1.48%		04/06/18	1,000,000	999,836
		1.58%		04/11/18	1,000,000	999,605
		1.67%		04/11/18	500,000	499,792
		1.50%		04/13/18	1,700,000	1,699,150
		1.45%		04/18/18	4,000,000	3,997,429
		1.59%		04/18/18	3,000,000	2,997,880
		1.70%		04/18/18	600,000	599,547
		1.60%		04/20/18	700,000	699,440
		1.70%		04/20/18	400,000	399,660
		1.70%		04/23/18	200,000	199,792
		1.61%		04/25/18	2,000,000	1,997,863
		1.45%		04/27/18	4,600,000	4,595,216
		1.44%		04/30/18	3,000,000	2,996,544
		1.73%		05/09/18	1,000,000	998,174
		1.74%		05/11/18	1,000,000	998,067
		1.62%		05/16/18	300,000	299,396
		1.72%		05/17/18	1,800,000	1,795,392
		1.76%		05/22/18	1,400,000	1,396,529
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.75%		04/09/18	500,000	499,953
		5.00%		05/01/18	250,000	250,774
						35,619,334
1

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 5.5%
United States Treasury		1.55%		04/05/18	700,000	699,880
		1.67%		04/12/18	5,000,000	4,997,445
						5,697,325
Total Fixed-Rate Obligations
(Cost $41,316,659)						41,316,659

Variable-Rate Obligations 11.2% of net assets
U.S. Government Agency Debt 10.7%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.14%)		1.83%	04/06/18	07/06/18	300,000	300,236
(1 mo. USD-LIBOR + 0.14%)		1.80%	04/01/18	08/01/18	1,000,000	1,000,993
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.15%)		1.68%		04/20/18	1,000,000	999,998
(3 mo. USD-LIBOR - 0.35%)		1.49%		05/15/18	1,000,000	1,000,003
(3 mo. USD-LIBOR - 0.04%)		2.00%		06/07/18	350,000	350,145
(1 mo. USD-LIBOR - 0.15%)		1.73%	04/27/18	07/27/18	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.12%)		1.65%	04/14/18	09/14/18	1,000,000	1,000,000
(3 mo. USD-LIBOR - 0.27%)		1.43%	04/05/18	10/05/18	500,000	500,000
(1 mo. USD-LIBOR - 0.13%)		1.61%	04/10/18	10/10/18	500,000	500,000
(1 mo. USD-LIBOR - 0.13%)		1.65%	04/15/18	11/15/18	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.13%)		1.66%	04/16/18	11/16/18	500,000	500,000
(1 mo. USD-LIBOR - 0.05%)		1.83%	04/24/18	01/24/19	500,000	500,357
(1 mo. USD-LIBOR - 0.07%)		1.67%	04/11/18	02/11/19	500,000	500,000
(1 mo. USD-LIBOR - 0.13%)		1.62%	04/12/18	02/12/19	1,000,000	1,000,000
(1 mo. USD-LIBOR - 0.07%)		1.80%	04/25/18	02/25/19	900,000	900,000
						11,051,732
U.S. Treasury Debt 0.5%
United States Treasury
(3 mo. Treasury Money Market Yield + 0.19%)		1.96%	04/02/18	04/30/18	500,000	500,062
Total Variable-Rate Obligations
(Cost $11,551,794)						11,551,794
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	(a)	1.58%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
2

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 48.6% of net assets
U.S. Government Agency Repurchase Agreements* 37.9%
BNP PARIBAS SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,030,211, 2.31% - 4.00%, due 02/16/38 - 11/01/47)		1.81%		04/02/18	1,000,201	1,000,000
JP MORGAN SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $8,185,649, 1.38% - 4.00%, due 04/15/20 - 07/01/47)		1.81%		04/02/18	8,001,609	8,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $15,450,001, 3.50%, due 03/01/48)		1.81%		04/02/18	15,003,017	15,000,000
MIZUHO SECURITIES USA LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $9,180,088, 2.25% - 3.00%, due 03/31/21 - 05/15/47)		1.81%		04/02/18	9,001,810	9,000,000
RBC DOMINION SECURITIES INC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $1,020,292, 0.13% - 4.00%, due 08/31/18 - 12/01/41)		1.79%		04/02/18	1,000,199	1,000,000
ROYAL BANK OF CANADA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $3,090,622, 4.00%, due 10/01/47)		1.81%		04/02/18	3,000,603	3,000,000
WELLS FARGO SECURITIES LLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Government Agency Securities valued at $2,251,320, 3.00% - 3.50%, due 12/01/32 - 11/01/47)		1.81%		04/02/18	2,164,730	2,164,295
						39,164,295
U.S. Treasury Repurchase Agreements 10.7%
BARCLAYS BANK PLC
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $5,101,099, 1.00% - 2.50%, due 11/30/18 - 02/15/45)		1.78%		04/02/18	5,000,989	5,000,000
Issued 03/29/18, repurchase date 04/05/18 (Collateralized by U.S. Treasury Securities valued at $5,101,852, 0.00% - 1.88%, due 04/12/18 - 12/15/20)		1.81%		04/05/18	5,001,760	5,000,000
3

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 03/29/18, repurchase date 04/02/18 (Collateralized by U.S. Treasury Securities valued at $1,020,200, 1.38%, due 08/31/23)		1.75%		04/02/18	1,000,194	1,000,000
						11,000,000
Total Repurchase Agreements
(Cost $50,164,295)						50,164,295
(a)	The rate shown is the 7-day yield.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$41,316,659	$—	$41,316,659
Variable-Rate Obligations[1]	—	11,551,794	—	11,551,794
Other Investment Company[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	50,164,295	—	50,164,295
Total	$45,600	$103,032,748	$—	$103,078,348
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
4

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713MAR18
5

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.4% of net assets

Equity Funds 80.2%
International 20.5%
Schwab International Index Fund	254,789	5,279,235
Large-Cap 39.6%
Schwab 1000 Index Fund	40,350	2,510,191
Schwab S&P 500 Index Fund	187,897	7,679,370
		10,189,561
Small-Cap 20.1%
Schwab Small-Cap Index Fund	168,323	5,155,737
		20,624,533

Fixed-Income Fund 14.9%
Intermediate-Term Bond 14.9%
Schwab U.S. Aggregate Bond Index Fund	389,811	3,839,636

Money Market Fund 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	850,370	850,370
Total Affiliated Underlying Funds
(Cost $14,392,825)		25,314,539
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
Australia & New Zealand Banking Group Ltd.
1.05%, 04/02/18 (b)	158,740	158,740
Deutsche Bank AG
1.05%, 04/02/18 (b)	257,283	257,283
Total Short-Term Investments
(Cost $416,023)		416,023
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab 1000 Index Fund	44,985	1,035	(5,670)	40,350	($90,251)	$84,915	$—
Schwab International Index Fund	272,197	1,696	(19,104)	254,789	(110,577)	74,344	—
Schwab S&P 500 Index Fund	200,016	—	(12,119)	187,897	(325,646)	279,392	—
Schwab Small-Cap Index Fund	179,380	1,659	(12,716)	168,323	(80,833)	85,367	—
Schwab U.S. Aggregate Bond Index Fund	400,950	16,836	(27,975)	389,811	(83,149)	(6,786)	25,985
Schwab Variable Share Price Money Fund, Ultra Shares	847,895	2,475	—	850,370	(85)	—	3,111
Total					($690,541)	$517,232	$29,096
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

1

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$25,314,539	$—	$—	$25,314,539
Short-Term Investments[1]	—	416,023	—	416,023
Total	$25,314,539	$416,023	$—	$25,730,562
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47714MAR18
4

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.6%
Aptiv plc	3,998	339,710
BorgWarner, Inc.	2,900	145,667
Ford Motor Co.	58,902	652,634
General Motors Co.	18,945	688,461
Goodyear Tire & Rubber Co.	3,662	97,336
Harley-Davidson, Inc.	2,502	107,286
		2,031,094

Banks 6.5%
Bank of America Corp.	143,326	4,298,347
BB&T Corp.	11,792	613,656
Citigroup, Inc.	38,546	2,601,855
Citizens Financial Group, Inc.	7,272	305,278
Comerica, Inc.	2,630	252,296
Fifth Third Bancorp	10,405	330,359
Huntington Bancshares, Inc.	16,456	248,486
JPMorgan Chase & Co.	51,463	5,659,386
KeyCorp	16,300	318,665
M&T Bank Corp.	2,271	418,681
People’s United Financial, Inc.	5,100	95,166
Regions Financial Corp.	17,237	320,263
SunTrust Banks, Inc.	6,900	469,476
SVB Financial Group *	800	192,008
The PNC Financial Services Group, Inc.	7,120	1,076,829
U.S. Bancorp	23,414	1,182,407
Wells Fargo & Co.	65,810	3,449,102
Zions Bancorp	2,908	153,339
		21,985,599

Capital Goods 7.4%
3M Co.	8,955	1,965,802
A.O. Smith Corp.	2,178	138,499
Acuity Brands, Inc.	525	73,075
Allegion plc	1,433	122,220
AMETEK, Inc.	3,409	258,982
Arconic, Inc.	6,251	144,023
Caterpillar, Inc.	8,961	1,320,672
Cummins, Inc.	2,379	385,612
Deere & Co.	4,837	751,283
Dover Corp.	2,300	225,906
Eaton Corp. plc	6,634	530,123
Emerson Electric Co.	9,611	656,431
Fastenal Co.	4,352	237,576
Flowserve Corp.	1,989	86,183
Fluor Corp.	2,000	114,440
Fortive Corp.	4,653	360,700
Fortune Brands Home & Security, Inc.	2,400	141,336
General Dynamics Corp.	4,145	915,630
General Electric Co.	130,270	1,756,040
Harris Corp.	1,800	290,304
Honeywell International, Inc.	11,329	1,637,154
Security	Number of Shares	Value ($)
Huntington Ingalls Industries, Inc.	680	175,277
Illinois Tool Works, Inc.	4,573	716,406
Ingersoll-Rand plc	3,700	316,387
Jacobs Engineering Group, Inc.	1,738	102,803
Johnson Controls International plc	13,788	485,889
L3 Technologies, Inc.	1,170	243,360
Lockheed Martin Corp.	3,730	1,260,479
Masco Corp.	4,821	194,961
Northrop Grumman Corp.	2,614	912,600
PACCAR, Inc.	5,330	352,686
Parker-Hannifin Corp.	2,035	348,046
Pentair plc	2,399	163,444
Quanta Services, Inc. *	2,497	85,772
Raytheon Co.	4,313	930,832
Rockwell Automation, Inc.	1,895	330,109
Rockwell Collins, Inc.	2,425	327,011
Roper Technologies, Inc.	1,544	433,385
Snap-on, Inc.	839	123,786
Stanley Black & Decker, Inc.	2,323	355,884
Textron, Inc.	3,874	228,450
The Boeing Co.	8,295	2,719,765
TransDigm Group, Inc.	750	230,205
United Rentals, Inc. *	1,310	226,276
United Technologies Corp.	11,167	1,405,032
W.W. Grainger, Inc.	742	209,444
Xylem, Inc.	2,695	207,299
		25,197,579

Commercial & Professional Services 0.6%
Cintas Corp.	1,257	214,419
Equifax, Inc.	1,842	217,006
IHS Markit Ltd. *	5,500	265,320
Nielsen Holdings plc	4,983	158,410
Republic Services, Inc.	3,336	220,943
Robert Half International, Inc.	1,950	112,885
Stericycle, Inc. *	1,300	76,089
Verisk Analytics, Inc. *	2,300	239,200
Waste Management, Inc.	6,055	509,347
		2,013,619

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	5,322	233,316
Garmin Ltd.	1,720	101,360
Hanesbrands, Inc.	4,496	82,816
Hasbro, Inc.	1,775	149,632
Leggett & Platt, Inc.	2,100	93,156
Lennar Corp., Class A	4,201	247,607
Mattel, Inc.	3,900	51,285
Michael Kors Holdings Ltd. *	2,300	142,784
Mohawk Industries, Inc. *	950	220,609
Newell Brands, Inc.	7,424	189,164
NIKE, Inc., Class B	19,414	1,289,866
PulteGroup, Inc.	4,142	122,148
PVH Corp.	1,186	179,596
Ralph Lauren Corp.	842	94,136

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tapestry, Inc.	4,294	225,907
Under Armour, Inc., Class A *(b)	1,702	27,828
Under Armour, Inc., Class C *	1,469	21,080
VF Corp.	5,090	377,271
Whirlpool Corp.	1,083	165,818
		4,015,379

Consumer Services 1.8%
Carnival Corp.	6,022	394,923
Chipotle Mexican Grill, Inc. *	409	132,152
Darden Restaurants, Inc.	1,791	152,683
H&R Block, Inc.	2,938	74,655
Hilton Worldwide Holdings, Inc.	3,000	236,280
Marriott International, Inc., Class A	4,555	619,389
McDonald’s Corp.	11,943	1,867,646
MGM Resorts International	7,639	267,518
Norwegian Cruise Line Holdings Ltd. *	3,130	165,796
Royal Caribbean Cruises Ltd.	2,550	300,237
Starbucks Corp.	21,088	1,220,784
Wyndham Worldwide Corp.	1,480	169,356
Wynn Resorts Ltd.	1,257	229,227
Yum! Brands, Inc.	5,040	429,055
		6,259,701

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	800	151,664
American Express Co.	10,872	1,014,140
Ameriprise Financial, Inc.	2,163	319,994
Berkshire Hathaway, Inc., Class B *	28,844	5,753,801
BlackRock, Inc.	1,870	1,013,016
Capital One Financial Corp.	7,230	692,779
Cboe Global Markets, Inc.	1,740	198,534
CME Group, Inc.	5,131	829,888
Discover Financial Services	5,390	387,703
E*TRADE Financial Corp. *	3,976	220,310
Franklin Resources, Inc.	5,000	173,400
Intercontinental Exchange, Inc.	8,754	634,840
Invesco Ltd.	6,010	192,380
Leucadia National Corp.	4,639	105,444
Moody’s Corp.	2,443	394,056
Morgan Stanley	20,779	1,121,235
Nasdaq, Inc.	1,780	153,472
Navient Corp.	3,780	49,594
Northern Trust Corp.	3,231	333,213
Raymond James Financial, Inc.	2,000	178,820
S&P Global, Inc.	3,830	731,760
State Street Corp.	5,500	548,515
Synchrony Financial	10,652	357,162
T. Rowe Price Group, Inc.	3,623	391,175
The Bank of New York Mellon Corp.	15,278	787,275
The Charles Schwab Corp. (a)	17,799	929,464
The Goldman Sachs Group, Inc.	5,340	1,344,932
		19,008,566

Energy 5.7%
Anadarko Petroleum Corp.	8,233	497,356
Andeavor	2,100	211,176
Apache Corp.	5,708	219,644
Baker Hughes, a GE Co.	6,263	173,924
Cabot Oil & Gas Corp.	6,820	163,544
Chevron Corp.	28,726	3,275,913
Cimarex Energy Co.	1,451	135,669
Concho Resources, Inc. *	2,226	334,635
ConocoPhillips	17,705	1,049,729
Devon Energy Corp.	7,932	252,158
EOG Resources, Inc.	8,640	909,533
Security	Number of Shares	Value ($)
EQT Corp.	3,750	178,162
Exxon Mobil Corp.	63,567	4,742,734
Halliburton Co.	13,095	614,679
Helmerich & Payne, Inc.	1,700	113,152
Hess Corp.	3,933	199,088
Kinder Morgan, Inc.	27,303	411,183
Marathon Oil Corp.	12,768	205,948
Marathon Petroleum Corp.	7,184	525,222
National-Oilwell Varco, Inc.	5,791	213,167
Newfield Exploration Co. *	2,241	54,725
Noble Energy, Inc.	7,282	220,645
Occidental Petroleum Corp.	11,597	753,341
Oneok, Inc.	6,227	354,441
Phillips 66	6,358	609,859
Pioneer Natural Resources Co.	2,585	444,051
Range Resources Corp.	2,514	36,554
Schlumberger Ltd.	20,694	1,340,557
TechnipFMC plc	6,746	198,670
Valero Energy Corp.	6,565	609,035
Williams Cos., Inc.	12,690	315,473
		19,363,967

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	6,599	1,243,450
CVS Health Corp.	15,219	946,774
Kroger Co.	13,410	321,035
Sysco Corp.	7,214	432,552
Walgreens Boots Alliance, Inc.	12,773	836,248
Walmart, Inc.	21,802	1,939,724
		5,719,783

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	28,510	1,776,743
Archer-Daniels-Midland Co.	8,435	365,826
Brown-Forman Corp., Class B	3,967	215,805
Campbell Soup Co.	2,845	123,217
Conagra Brands, Inc.	5,978	220,469
Constellation Brands, Inc., Class A	2,600	592,592
Dr Pepper Snapple Group, Inc.	2,700	319,626
General Mills, Inc.	8,458	381,117
Hormel Foods Corp.	4,208	144,418
Kellogg Co.	3,800	247,038
McCormick & Co., Inc.	1,740	185,119
Molson Coors Brewing Co., Class B	2,784	209,719
Mondelez International, Inc., Class A	22,506	939,175
Monster Beverage Corp. *	6,220	355,846
PepsiCo, Inc.	21,264	2,320,966
Philip Morris International, Inc.	23,274	2,313,436
The Coca-Cola Co.	57,395	2,492,665
The Hershey Co.	2,044	202,274
The JM Smucker Co.	1,746	216,521
The Kraft Heinz Co.	9,026	562,229
Tyson Foods, Inc., Class A	4,440	324,964
		14,509,765

Health Care Equipment & Services 5.6%
Abbott Laboratories	26,051	1,560,976
Aetna, Inc.	4,922	831,818
Align Technology, Inc. *	1,100	276,243
AmerisourceBergen Corp.	2,410	207,766
Anthem, Inc.	3,836	842,769
Baxter International, Inc.	7,457	485,003
Becton, Dickinson & Co.	4,028	872,868
Boston Scientific Corp. *	20,728	566,289
Cardinal Health, Inc.	4,724	296,100
Centene Corp. *	2,600	277,862

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cerner Corp. *	4,700	272,600
Cigna Corp.	3,661	614,096
Danaher Corp.	9,167	897,541
DaVita, Inc. *	2,230	147,046
Dentsply Sirona, Inc.	3,500	176,085
Edwards Lifesciences Corp. *	3,156	440,325
Envision Healthcare Corp. *	1,350	51,881
Express Scripts Holding Co. *	8,537	589,736
HCA Healthcare, Inc.	4,200	407,400
Henry Schein, Inc. *	2,300	154,583
Hologic, Inc. *	4,200	156,912
Humana, Inc.	2,080	559,166
IDEXX Laboratories, Inc. *	1,300	248,807
Intuitive Surgical, Inc. *	1,693	698,921
Laboratory Corp. of America Holdings *	1,504	243,272
McKesson Corp.	3,118	439,233
Medtronic plc	20,345	1,632,076
Quest Diagnostics, Inc.	2,060	206,618
ResMed, Inc.	2,097	206,492
Stryker Corp.	4,807	773,543
The Cooper Cos., Inc.	775	177,328
UnitedHealth Group, Inc.	14,484	3,099,576
Universal Health Services, Inc., Class B	1,300	153,933
Varian Medical Systems, Inc. *	1,400	171,710
Zimmer Holdings, Inc.	2,983	325,266
		19,061,840

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	3,800	191,368
Clorox Co.	1,900	252,909
Colgate-Palmolive Co.	13,178	944,599
Coty, Inc., Class A	7,300	133,590
Kimberly-Clark Corp.	5,313	585,121
Procter & Gamble Co.	37,850	3,000,748
The Estee Lauder Cos., Inc., Class A	3,310	495,573
		5,603,908

Insurance 2.6%
AFLAC, Inc.	11,926	521,882
American International Group, Inc.	13,473	733,201
Aon plc	3,694	518,379
Arthur J. Gallagher & Co.	2,710	186,258
Assurant, Inc.	800	73,128
Brighthouse Financial, Inc. *	1,469	75,506
Chubb Ltd.	6,925	947,132
Cincinnati Financial Corp.	2,199	163,298
Everest Re Group Ltd.	600	154,092
Lincoln National Corp.	3,262	238,322
Loews Corp.	4,191	208,418
Marsh & McLennan Cos., Inc.	7,632	630,327
MetLife, Inc.	15,562	714,140
Principal Financial Group, Inc.	4,063	247,477
Prudential Financial, Inc.	6,314	653,815
The Allstate Corp.	5,321	504,431
The Hartford Financial Services Group, Inc.	5,415	278,981
The Progressive Corp.	8,773	534,539
The Travelers Cos., Inc.	4,059	563,633
Torchmark Corp.	1,600	134,672
Unum Group	3,453	164,397
Willis Towers Watson plc	1,941	295,401
XL Group Ltd.	3,800	209,988
		8,751,417

Security	Number of Shares	Value ($)
Materials 2.8%
Air Products & Chemicals, Inc.	3,309	526,230
Albemarle Corp.	1,688	156,545
Avery Dennison Corp.	1,300	138,125
Ball Corp.	5,318	211,178
CF Industries Holdings, Inc.	3,575	134,885
DowDuPont, Inc.	35,005	2,230,168
Eastman Chemical Co.	2,200	232,276
Ecolab, Inc.	3,897	534,162
FMC Corp.	2,000	153,140
Freeport-McMoRan, Inc. *	20,077	352,753
International Flavors & Fragrances, Inc.	1,160	158,816
International Paper Co.	6,298	336,502
LyondellBasell Industries N.V., Class A	4,863	513,922
Martin Marietta Materials, Inc.	1,000	207,300
Monsanto Co.	6,612	771,554
Newmont Mining Corp.	8,052	314,592
Nucor Corp.	4,699	287,062
Packaging Corp. of America	1,393	156,991
PPG Industries, Inc.	3,808	424,973
Praxair, Inc.	4,382	632,322
Sealed Air Corp.	2,428	103,894
The Mosaic Co.	4,600	111,688
The Sherwin-Williams Co.	1,233	483,484
Vulcan Materials Co.	1,955	223,202
WestRock Co.	3,928	252,060
		9,647,824

Media 2.6%
CBS Corp., Class B — Non Voting Shares	5,180	266,200
Charter Communications, Inc., Class A *	2,800	871,416
Comcast Corp., Class A	69,584	2,377,685
Discovery Communications, Inc., Class A *	2,300	49,289
Discovery Communications, Inc., Class C *	4,657	90,905
DISH Network Corp., Class A *	3,400	128,826
News Corp., Class A	5,648	89,238
News Corp., Class B	2,000	32,200
Omnicom Group, Inc.	3,440	249,985
The Interpublic Group of Cos., Inc.	5,697	131,202
Time Warner, Inc.	11,687	1,105,356
Twenty-First Century Fox, Inc., Class A	15,758	578,161
Twenty-First Century Fox, Inc., Class B	6,600	240,042
Viacom, Inc., Class B	5,416	168,221
Walt Disney Co.	22,563	2,266,228
		8,644,954

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	23,929	2,264,880
Agilent Technologies, Inc.	4,851	324,532
Alexion Pharmaceuticals, Inc. *	3,339	372,165
Allergan plc	4,997	840,945
Amgen, Inc.	10,083	1,718,950
Biogen, Inc. *	3,146	861,438
Bristol-Myers Squibb Co.	24,443	1,546,020
Celgene Corp. *	11,342	1,011,820
Eli Lilly & Co.	14,505	1,122,252
Gilead Sciences, Inc.	19,592	1,477,041
Illumina, Inc. *	2,200	520,124
Incyte Corp. *	2,600	216,658
IQVIA Holdings, Inc. *	2,200	215,842
Johnson & Johnson	40,246	5,157,525
Merck & Co., Inc.	40,418	2,201,568
Mettler-Toledo International, Inc. *	380	218,511
Mylan N.V. *	7,691	316,638
Nektar Therapeutics *	2,400	255,024
PerkinElmer, Inc.	1,680	127,210

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perrigo Co., plc	1,784	148,678
Pfizer, Inc.	89,138	3,163,508
Regeneron Pharmaceuticals, Inc. *	1,137	391,537
Thermo Fisher Scientific, Inc.	6,044	1,247,844
Vertex Pharmaceuticals, Inc. *	3,821	622,747
Waters Corp. *	1,200	238,380
Zoetis, Inc.	7,322	611,460
		27,193,297

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	1,550	193,579
American Tower Corp.	6,654	967,092
Apartment Investment & Management Co., Class A	2,477	100,938
AvalonBay Communities, Inc.	2,008	330,236
Boston Properties, Inc.	2,309	284,515
CBRE Group, Inc., Class A *	4,600	217,212
Crown Castle International Corp.	6,223	682,103
Digital Realty Trust, Inc.	3,100	326,678
Duke Realty Corp.	5,258	139,232
Equinix, Inc.	1,168	488,388
Equity Residential	5,500	338,910
Essex Property Trust, Inc.	1,000	240,680
Extra Space Storage, Inc.	1,850	161,616
Federal Realty Investment Trust	1,096	127,257
GGP, Inc.	9,190	188,027
HCP, Inc.	7,116	165,305
Host Hotels & Resorts, Inc.	11,120	207,277
Iron Mountain, Inc.	4,287	140,871
Kimco Realty Corp.	5,370	77,328
Mid-America Apartment Communities, Inc.	1,700	155,108
Prologis, Inc.	7,910	498,251
Public Storage	2,252	451,278
Realty Income Corp.	4,100	212,093
Regency Centers Corp.	2,200	129,756
SBA Communications Corp. *	1,808	309,023
Simon Property Group, Inc.	4,801	741,034
SL Green Realty Corp.	1,400	135,562
The Macerich Co.	1,607	90,024
UDR, Inc.	4,150	147,823
Ventas, Inc.	5,419	268,403
Vornado Realty Trust	2,560	172,288
Welltower, Inc.	5,518	300,345
Weyerhaeuser Co.	11,194	391,790
		9,380,022

Retailing 6.4%
Advance Auto Parts, Inc.	1,067	126,493
Amazon.com, Inc. *	6,029	8,726,013
AutoZone, Inc. *	407	264,017
Best Buy Co., Inc.	3,871	270,931
Booking Holdings, Inc. *	730	1,518,685
CarMax, Inc. *	2,726	168,848
Dollar General Corp.	3,885	363,442
Dollar Tree, Inc. *	3,572	338,983
Expedia Group, Inc.	1,800	198,738
Foot Locker, Inc.	1,900	86,526
Genuine Parts Co.	2,190	196,750
Kohl’s Corp.	2,582	169,147
L Brands, Inc.	3,674	140,384
LKQ Corp. *	4,500	170,775
Lowe’s Cos., Inc.	12,430	1,090,732
Macy’s, Inc.	4,622	137,458
Netflix, Inc. *	6,537	1,930,703
Nordstrom, Inc.	1,750	84,718
O'Reilly Automotive, Inc. *	1,259	311,451
Ross Stores, Inc.	5,718	445,890
Security	Number of Shares	Value ($)
Target Corp.	8,176	567,660
The Gap, Inc.	3,176	99,091
The Home Depot, Inc.	17,484	3,116,348
The TJX Cos., Inc.	9,520	776,451
Tiffany & Co.	1,526	149,029
Tractor Supply Co.	1,900	119,738
TripAdvisor, Inc. *	1,500	61,335
Ulta Salon, Cosmetics & Fragrance, Inc. *	890	181,800
		21,812,136

Semiconductors & Semiconductor Equipment 4.2%
Advanced Micro Devices, Inc. *	12,400	124,620
Analog Devices, Inc.	5,516	502,673
Applied Materials, Inc.	15,774	877,192
Broadcom Ltd.	6,204	1,461,973
Intel Corp.	70,225	3,657,318
KLA-Tencor Corp.	2,330	253,993
Lam Research Corp.	2,442	496,117
Microchip Technology, Inc.	3,500	319,760
Micron Technology, Inc. *	17,299	901,970
NVIDIA Corp.	9,078	2,102,374
Qorvo, Inc. *	1,950	137,377
Qualcomm, Inc.	22,263	1,233,593
Skyworks Solutions, Inc.	2,700	270,702
Texas Instruments, Inc.	14,768	1,534,248
Xilinx, Inc.	3,793	274,006
		14,147,916

Software & Services 14.7%
Accenture plc, Class A	9,304	1,428,164
Activision Blizzard, Inc.	11,400	769,044
Adobe Systems, Inc. *	7,335	1,584,947
Akamai Technologies, Inc. *	2,481	176,101
Alliance Data Systems Corp.	716	152,408
Alphabet, Inc., Class A *	4,479	4,645,350
Alphabet, Inc., Class C *	4,566	4,711,153
Ansys, Inc. *	1,290	202,130
Autodesk, Inc. *	3,320	416,926
Automatic Data Processing, Inc.	6,615	750,670
CA, Inc.	4,544	154,042
Cadence Design Systems, Inc. *	4,100	150,757
Citrix Systems, Inc. *	1,840	170,752
Cognizant Technology Solutions Corp., Class A	8,820	710,010
CSRA, Inc.	2,500	103,075
DXC Technology Co.	4,259	428,157
eBay, Inc. *	14,217	572,092
Electronic Arts, Inc. *	4,652	564,009
Facebook, Inc., Class A *	35,919	5,739,497
Fidelity National Information Services, Inc.	5,000	481,500
Fiserv, Inc. *	6,240	444,974
Gartner, Inc. *	1,400	164,668
Global Payments, Inc.	2,400	267,648
International Business Machines Corp.	12,813	1,965,899
Intuit, Inc.	3,696	640,702
MasterCard, Inc., Class A	13,886	2,432,272
Microsoft Corp.	115,398	10,532,375
Oracle Corp.	45,392	2,076,684
Paychex, Inc.	4,836	297,849
PayPal Holdings, Inc. *	16,897	1,281,975
Red Hat, Inc. *	2,644	395,304
Salesforce Com, Inc. *	10,339	1,202,426
Symantec Corp.	9,187	237,484
Synopsys, Inc. *	2,230	185,625
Take-Two Interactive Software, Inc. *	1,700	166,226
The Western Union Co.	7,059	135,745
Total System Services, Inc.	2,500	215,650

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VeriSign, Inc. *	1,225	145,236
Visa, Inc., Class A	27,057	3,236,558
		49,936,084

Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	4,600	396,198
Apple, Inc.	76,134	12,773,762
Cisco Systems, Inc.	72,330	3,102,234
Corning, Inc.	13,085	364,810
F5 Networks, Inc. *	955	138,103
FLIR Systems, Inc.	2,134	106,721
Hewlett Packard Enterprise Co.	23,469	411,646
HP, Inc.	24,569	538,552
IPG Photonics Corp. *	550	128,359
Juniper Networks, Inc.	5,200	126,516
Motorola Solutions, Inc.	2,449	257,880
NetApp, Inc.	4,100	252,929
Seagate Technology plc	4,279	250,407
TE Connectivity Ltd.	5,232	522,677
Western Digital Corp.	4,411	407,003
Xerox Corp.	3,206	92,269
		19,870,066

Telecommunication Services 1.9%
AT&T, Inc.	91,951	3,278,053
CenturyLink, Inc.	14,585	239,632
Verizon Communications, Inc.	61,964	2,963,118
		6,480,803

Transportation 2.1%
Alaska Air Group, Inc.	1,800	111,528
American Airlines Group, Inc.	6,381	331,557
C.H. Robinson Worldwide, Inc.	2,100	196,791
CSX Corp.	13,357	744,118
Delta Air Lines, Inc.	9,822	538,344
Expeditors International Washington, Inc.	2,600	164,580
FedEx Corp.	3,684	884,565
J.B. Hunt Transport Services, Inc.	1,292	151,358
Kansas City Southern	1,600	175,760
Norfolk Southern Corp.	4,310	585,212
Southwest Airlines Co.	8,123	465,285
Union Pacific Corp.	11,736	1,577,671
United Continental Holdings, Inc. *	3,600	250,092
United Parcel Service, Inc., Class B	10,258	1,073,602
		7,250,463

Utilities 2.8%
Alliant Energy Corp.	3,611	147,545
Ameren Corp.	3,700	209,531
American Electric Power Co., Inc.	7,349	504,068
American Water Works Co., Inc.	2,700	221,751
CenterPoint Energy, Inc.	6,450	176,730
CMS Energy Corp.	4,096	185,508
Consolidated Edison, Inc.	4,535	353,458
Dominion Energy, Inc.	9,926	669,310
DTE Energy Co.	2,738	285,847
Duke Energy Corp.	10,527	815,527
Security	Number of Shares	Value ($)
Edison International	4,886	311,043
Entergy Corp.	2,687	211,682
Eversource Energy	4,906	289,061
Exelon Corp.	14,310	558,233
FirstEnergy Corp.	6,581	223,820
NextEra Energy, Inc.	7,042	1,150,170
NiSource, Inc.	4,992	119,359
NRG Energy, Inc.	4,386	133,905
PG&E Corp.	7,714	338,876
Pinnacle West Capital Corp.	1,650	131,670
PPL Corp.	10,227	289,322
Public Service Enterprise Group, Inc.	7,714	387,551
SCANA Corp.	2,200	82,610
Sempra Energy	3,843	427,418
The AES Corp.	10,189	115,849
The Southern Co.	15,123	675,393
WEC Energy Group, Inc.	4,746	297,574
Xcel Energy, Inc.	7,533	342,601
		9,655,412
Total Common Stock
(Cost $151,331,045)		337,541,194

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.52% (c)	26,787	26,787
Total Other Investment Company
(Cost $26,787)		26,787
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
BNP Paribas
1.05%, 04/02/18 (d)	866,564	866,564
Total Short-Term Investment
(Cost $866,564)		866,564

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires expires 06/15/18	9	1,189,350	(17,590)
*	Non-income producing security.
(a)	Issuers are affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $26,225.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended March 31, 2018:
	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	17,599	500	(300)	17,799	$12,573	$2,341	$1,760

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$337,541,194	$—	$—	$337,541,194
Other Investment Company[1]	26,787	—	—	26,787
Short-Term Investment[1]	—	866,564	—	866,564
Liabilities
Futures Contracts[2]	(17,590)	—	—	(17,590)
Total	$337,550,391	$866,564	$—	$338,416,955
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715MAR18

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 91.8% of net assets

U.S. Stocks 19.0%
Large-Cap 15.0%
Schwab U.S. Large-Cap ETF	155,141	9,786,294
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	37,492	2,591,822
		12,378,116

International Stocks 18.2%
Developed-Market Large-Cap 11.1%
Schwab International Equity ETF	213,830	7,208,210
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF	35,275	1,287,890
Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF	116,459	3,342,373

Real Assets 6.0%
Real Estate 6.0%
Schwab U.S. REIT ETF	102,222	3,909,991

Fixed Income 35.8%
Inflation-Protected Bond 2.0%
Schwab U.S. TIPS ETF	23,539	1,291,820
Intermediate-Term Bond 33.8%
Schwab U.S. Aggregate Bond ETF	430,324	21,955,131
		23,246,951

Money Market Fund 12.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	8,313,059	8,313,059
Total Affiliated Underlying Funds
(Cost $54,041,505)		59,686,590

Unaffiliated Underlying Funds 6.1% of net assets

U.S. Stock 1.0%
Micro-Cap 1.0%
iShares Micro-Cap ETF	6,818	654,869

Security	Number of Shares	Value ($)
Real Assets 3.0%
Commodity 3.0%
Credit Suisse Commodity Return Strategy Fund, Class I	396,948	1,980,772

Fixed Income 2.1%
International Developed-Market Bond 2.1%
SPDR Bloomberg Barclays International Treasury Bond ETF	45,545	1,344,033
Total Unaffiliated Underlying Funds
(Cost $4,016,614)		3,979,674
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
Barclays Capital, Inc.
1.05%, 04/02/18 (b)	650,107	650,107
BNP Paribas
1.05%, 04/02/18 (b)	650,107	650,107
Sumitomo Mitsui Banking Corp.
1.05%, 04/02/18 (b)	62,541	62,541
Total Short-Term Investments
(Cost $1,362,755)		1,362,755
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	120,049	7,003	(10,593)	116,459	$51,826	$63,450	$—
Schwab International Equity ETF	209,047	13,109	(8,326)	213,830	(71,239)	15,633	—
Schwab International Small-Cap Equity ETF	35,275	—	—	35,275	(4,233)	—	—
Schwab U.S. Aggregate Bond ETF	420,607	17,180	(7,463)	430,324	(430,394)	(11,506)	98,690
Schwab U.S. Large-Cap ETF	150,311	12,906	(8,076)	155,141	(165,963)	84,564	38,767
Schwab U.S. REIT ETF	92,785	9,437	—	102,222	(302,163)	—	27,396
Schwab U.S. Small-Cap ETF	37,492	—	—	37,492	(22,870)	—	7,873
Schwab U.S. TIPS ETF	23,539	—	—	23,539	(12,946)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	7,589,228	723,831	—	8,313,059	(903)	—	30,196
Total					($958,885)	$152,141	$202,922
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$59,686,590	$—	$—	$59,686,590
Unaffiliated Underlying Funds[1]	3,979,674	—	—	3,979,674
Short-Term Investments[1]	—	1,362,755	—	1,362,755
Total	$63,666,264	$1,362,755	$—	$65,029,019
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68012MAR18
4

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 92.0% of net assets

U.S. Stocks 27.6%
Large-Cap 21.5%
Schwab U.S. Large-Cap ETF	512,615	32,335,754
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	131,945	9,121,358
		41,457,112

International Stocks 26.1%
Developed-Market Large-Cap 17.1%
Schwab International Equity ETF	760,609	25,640,130
Developed-Market Small-Cap 2.9%
Schwab International Small-Cap Equity ETF	121,830	4,448,013
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	318,293	9,135,009
		39,223,152

Real Assets 6.1%
Real Estate 6.1%
Schwab U.S. REIT ETF	239,240	9,150,930

Fixed Income 29.3%
Inflation-Protected Bond 1.8%
Schwab U.S. TIPS ETF	50,552	2,774,293
Intermediate-Term Bond 27.5%
Schwab U.S. Aggregate Bond ETF	808,149	41,231,762
		44,006,055

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	4,342,992	4,342,992
Total Affiliated Underlying Funds
(Cost $118,671,211)		138,180,241

Unaffiliated Underlying Funds 5.9% of net assets

U.S. Stock 1.0%
Micro-Cap 1.0%
iShares Micro-Cap ETF	15,995	1,536,320

Security	Number of Shares	Value ($)
Real Assets 3.9%
Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I	1,176,300	5,869,736

Fixed Income 1.0%
International Developed-Market Bond 1.0%
SPDR Bloomberg Barclays International Treasury Bond ETF	49,471	1,459,889
Total Unaffiliated Underlying Funds
(Cost $9,686,973)		8,865,945
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Barclays Capital, Inc.
1.05%, 04/02/18 (b)	230,145	230,145
BNP Paribas
1.05%, 04/02/18 (b)	1,502,080	1,502,080
JPMorgan Chase Bank
1.05%, 04/02/18 (b)	1,502,080	1,502,080
Total Short-Term Investments
(Cost $3,234,305)		3,234,305
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	328,150	—	(9,857)	318,293	$216,448	$51,371	$—
Schwab International Equity ETF	761,091	21,896	(22,378)	760,609	(278,693)	38,251	—
Schwab International Small-Cap Equity ETF	121,830	—	—	121,830	(14,620)	—	—
Schwab U.S. Aggregate Bond ETF	775,775	45,495	(13,121)	808,149	(783,176)	(23,079)	182,798
Schwab U.S. Large-Cap ETF	522,539	8,755	(18,679)	512,615	(498,135)	201,085	137,125
Schwab U.S. REIT ETF	208,862	30,378	—	239,240	(692,515)	—	64,116
Schwab U.S. Small-Cap ETF	131,945	—	—	131,945	(80,486)	—	27,708
Schwab U.S. TIPS ETF	50,552	—	—	50,552	(27,804)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,330,348	12,644	—	4,342,992	(435)	—	15,887
Total					($2,159,416)	$267,628	$427,634
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$138,180,241	$—	$—	$138,180,241
Unaffiliated Underlying Funds[1]	8,865,945	—	—	8,865,945
Short-Term Investments[1]	—	3,234,305	—	3,234,305
Total	$147,046,186	$3,234,305	$—	$150,280,491
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68013MAR18
4

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 91.8% of net assets

U.S. Stocks 35.5%
Large-Cap 28.4%
Schwab U.S. Large-Cap ETF	676,909	42,699,420
Small-Cap 7.1%
Schwab U.S. Small-Cap ETF	154,703	10,694,618
		53,394,038

International Stocks 34.3%
Developed-Market Large-Cap 21.3%
Schwab International Equity ETF	950,847	32,053,052
Developed-Market Small-Cap 4.9%
Schwab International Small-Cap Equity ETF	203,025	7,412,443
Emerging-Market 8.1%
Schwab Emerging Markets Equity ETF	425,557	12,213,486
		51,678,981

Real Assets 6.2%
Real Estate 6.2%
Schwab U.S. REIT ETF	243,058	9,296,968

Fixed Income 13.1%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	25,769	1,414,203
Intermediate-Term Bond 12.1%
Schwab U.S. Aggregate Bond ETF	357,516	18,240,466
		19,654,669

Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	4,142,392	4,142,392
Total Affiliated Underlying Funds
(Cost $112,007,117)		138,167,048
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 6.2% of net assets

U.S. Stock 2.1%
Micro-Cap 2.1%
iShares Micro-Cap ETF	32,545	3,125,947

Real Assets 4.1%
Commodity 4.1%
Credit Suisse Commodity Return Strategy Fund, Class I	1,225,457	6,115,031
Total Unaffiliated Underlying Funds
(Cost $9,642,787)		9,240,978
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets

Time Deposits 2.1%
BNP Paribas
1.05%, 04/02/18 (b)	1,504,743	1,504,743
Citibank
1.05%, 04/02/18 (b)	128,105	128,105
Deutsche Bank AG
1.05%, 04/02/18 (b)	1,504,743	1,504,743
Total Short-Term Investments
(Cost $3,137,591)		3,137,591
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

1

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 12/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	435,414	—	(9,857)	425,557	$295,592	$53,748	$—
Schwab International Equity ETF	932,149	27,090	(8,392)	950,847	(328,809)	11,826	—
Schwab International Small-Cap Equity ETF	203,025	—	—	203,025	(24,363)	—	—
Schwab U.S. Aggregate Bond ETF	345,878	11,638	—	357,516	(359,571)	—	81,263
Schwab U.S. Large-Cap ETF	685,860	—	(8,951)	676,909	(542,105)	98,078	181,073
Schwab U.S. REIT ETF	204,659	38,399	—	243,058	(693,715)	—	65,140
Schwab U.S. Small-Cap ETF	150,257	4,446	—	154,703	(83,444)	—	32,488
Schwab U.S. TIPS ETF	25,769	—	—	25,769	(14,173)	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,130,332	12,060	—	4,142,392	(415)	—	15,153
Total					($1,751,003)	$163,652	$375,117
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$138,167,048	$—	$—	$138,167,048
Unaffiliated Underlying Funds[1]	9,240,978	—	—	9,240,978
Short-Term Investments[1]	—	3,137,591	—	3,137,591
Total	$147,408,026	$3,137,591	$—	$150,545,617
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
2

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
Cash Management Transactions: The fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the fund to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
3

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG68014MAR18
4

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 17, 2018